UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Director of Compliance
Phone:	617-330-8810
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA  July 28, 2010

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$146,248,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103  1764    334210   SH       SOLE         334210   0     0
ALCATEL-LUCENT ADR    SP ADR          013904305   877    345633   SH       SOLE         345633   0     0
ASTRAZENECA ADR       SP ADR          046353108  2377    50443    SH       SOLE         50443    0     0
CANON ADR             ADR             138006309  2815    75452    SH       SOLE         75452    0     0
CREDIT SUISSE ADR     SP ADR          225401108  2570    68675    SH       SOLE         68675    0     0
ENI ADR               SP ADR          26874R108  3440    94141    SH       SOLE         94141    0     0
ERICSSON ADR          ADR B SEK 10    294821608  3068    278441   SH       SOLE         278441   0     0
FRANCE TEL ADR        SP ADR          35177Q105  1680    97103    SH       SOLE         97103    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105  4392    129151   SH       SOLE         129151   0     0
GRUPO TV              SP ADR REP ORD  40049J206  2274    130625   SH       SOLE         130625   0     0
HELLENIC TELECOM      SP ADR          423325307  1185    316976   SH       SOLE         316976   0     0
INFOSYS TECH          SP ADR          456788108  1982    33096    SH       SOLE         33096    0     0
ING GROEP NV          SP ADR          456837103  2525    340769   SH       SOLE         340769   0     0
KINROSS GOLD CORP     COM NO PAR      496902404  15034   879717   SH       SOLE         861158   0   18559
PHILIPS ELECTRS       NY REG SH NEW   500472303  2270    76084    SH       SOLE         76084    0     0
KUBOTA CORP ADR       ADR             501173207  3529    91859    SH       SOLE         91859    0     0
LLOYDS TSB GROUP      SP ADR          539439109  2577    815624   SH       SOLE         815624   0     0
MITSUBISHI UFJ ADR    SP ADR          606822104  2167    475302   SH       SOLE         475302   0     0
NTT DOCOMO ADR        SP ADR          62942M201  2230    147885   SH       SOLE         147885   0     0
NATIONAL BK GREECE ADRSP ADR          633643408   639    294673   SH       SOLE         294673   0     0
NOKIA CORP            SP ADR          654902204  1707    209485   SH       SOLE         209485   0     0
NOMURA HLDGS          SP ADR          65535H208  1536    281844   SH       SOLE         281844   0     0
NOVO-NORDISK AS       ADR             670100205  3818    47130    SH       SOLE         47130    0     0
ORIX CORP             SP ADR          686330101  2547    70713    SH       SOLE         70713    0     0
PANASONIC CORP ADR    ADR             69832A205  1990    158884   SH       SOLE         158884   0     0
POTASH CORP           COM             73755L107  26338   305408   SH       SOLE         291107   0   14301
PRUDENTIAL            ADR             74435K204  2023    135443   SH       SOLE         135443   0     0
REPSOL YPF            SP ADR          76026T205  4622    229957   SH       SOLE         229957   0     0
ROYAL DUTCH SHELL     SP ADR B        780259107  2276    47152    SH       SOLE         47152    0     0
ROYAL DUTCH SHELL     SP ADR A        780259206  4111    81862    SH       SOLE         81862    0     0
SANOFI-AVENTIS        SP ADR          80105N105  2294    76330    SH       SOLE         73330    0     0
SAP AG                SP ADR          803054204  7114    160588   SH       SOLE         160588   0     0
SIEMENS AG            SP ADR          826197501  6379    71255    SH       SOLE         71255    0     0
SONY CORP             ADR NEW         835699307  3185    119396   SH       SOLE         119396   0     0
STATOIL ASA           SP ADR          85771P102  2325    121435   SH       SOLE         121435   0     0
TAIWAN SEMI           SP ADR          874039100   476    48840    SH       SOLE         48840    0     0
TELEFONICA            SP ADR          879382208  2599    46809    SH       SOLE         46809    0     0
TOTAL SA              SP ADR          89151E109  2877    64453    SH       SOLE         64453    0     0
UNILEVER              N Y SHS NEW     904784709  3013    110292   SH       SOLE         110292   0     0
VEOLIA ENVIRONMENT    SP ADR          92334N103   609    26090    SH       SOLE         26090    0     0
DEUTSCHE BANK AG      NAMEN AKT       D18190898  3477    61915    SH       SOLE         61915    0     0
SINA CORP             ORD             G81477104  1537    43600    SH       SOLE         43600    0     0